INCOME TAXES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
(Loss) income before income taxes	$ (12,120,616)	$ 6,885,430
Combined statutory tax rate	26.50%	26.50%
Theoretical tax recovery	$ (3,211,963)	$ 1,824,639
Non-deductible expense:
Stock based compensation	2,134,960	612,330
Loss on equity accounted investments	102,054	38,970
Meals and entertainment	22,960	0
Changes in unrecognized deferred tax assets	808,625	(3,238,475)
Prior year adjustment	1,408,490	889,157
Other	167,874	(126,621)
Income tax expense	$ 1,433,000	$ 0